Shareholder Report, Average Annual Return (Details)	3 Months Ended	12 Months Ended		15 Months Ended	23 Months Ended	30 Months Ended	36 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended		71 Months Ended	72 Months Ended	84 Months Ended	85 Months Ended		94 Months Ended	95 Months Ended	108 Months Ended	119 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000197647 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2027 Corporate Bond ETF — NAV Return
Average Annual Return, Percent		4.96%								1.02%								3.12%
C000197655 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2025 Corporate Bond ETF — NAV Return
Average Annual Return, Percent		4.76%								1.39%										3.43%
C000197656 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2026 Corporate Bond ETF — NAV Return
Average Annual Return, Percent		4.69%								0.97%									2.93%
C000197657 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco Bloomberg Pricing Power ETF — NAV Return
Average Annual Return, Percent		8.82%								10.91%											11.46%
C000197658 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2025 High Yield Corporate Bond ETF — NAV Return
Average Annual Return, Percent		5.66%								5.12%								4.64%
C000201205 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco Investment Grade Defensive ETF — NAV Return
Average Annual Return, Percent		5.44%								1.24%						2.95%
C000202950 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2028 Corporate Bond ETF — NAV Return
Average Annual Return, Percent		5.45%								0.97%					3.84%
C000202951 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2026 High Yield Corporate Bond ETF — NAV Return
Average Annual Return, Percent		6.89%								4.57%					4.84%
C000203478 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco RAFITM Strategic US ETF — NAV Return
Average Annual Return, Percent		10.57%								15.93%				13.62%
C000203488 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2028 Municipal Bond ETF — NAV Return
Average Annual Return, Percent		2.15%								0.21%		0.92%
C000203494 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2025 Municipal Bond ETF — NAV Return
Average Annual Return, Percent		2.63%								0.81%		1.38%
C000203495 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2026 Municipal Bond ETF — NAV Return
Average Annual Return, Percent		2.53%								0.51%		1.03%
C000203496 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2027 Municipal Bond ETF — NAV Return
Average Annual Return, Percent		2.31%								0.56%		0.98%
C000209106 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco Russell 1000® Dynamic Multifactor ETF — NAV Return
Average Annual Return, Percent		14.32%								14.52%							13.26%
C000209109 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco Russell 2000® Dynamic Multifactor ETF — NAV Return
Average Annual Return, Percent		11.67%								13.15%							8.74%
C000213440 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2029 Corporate Bond ETF — NAV Return
Average Annual Return, Percent		5.59%								0.67%			2.33%
C000213441 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2027 High Yield Corporate Bond ETF — NAV Return
Average Annual Return, Percent		7.90%								4.04%			4.11%
C000213743 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2029 Municipal Bond ETF — NAV Return
Average Annual Return, Percent		1.60%								(0.13%)		0.65%
C000213744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2030 Municipal Bond ETF — NAV Return
Average Annual Return, Percent		1.30%									(0.54%)
C000221367 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2028 High Yield Corporate Bond ETF — NAV Return
Average Annual Return, Percent		8.17%									3.57%
C000221368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2030 Corporate Bond ETF — NAV Return
Average Annual Return, Percent		5.51%									0.07%
C000225365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco International Developed Dynamic Multifactor ETF — NAV Return
Average Annual Return, Percent		7.97%							5.89%
C000229787 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2031 Corporate Bond ETF — NAV Return
Average Annual Return, Percent		6.10%						(0.50%)
C000229788 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2029 High Yield Corporate Bond ETF — NAV Return
Average Annual Return, Percent		7.17%						2.35%
C000229789 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2031 Municipal Bond ETF — NAV Return
Average Annual Return, Percent		0.68%						(2.10%)
C000237719 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2032 Corporate Bond ETF — NAV Return
Average Annual Return, Percent		5.43%					6.13%
C000237720 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2030 High Yield Corporate Bond ETF — NAV Return
Average Annual Return, Percent		6.81%					8.51%
C000237721 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2032 Municipal Bond ETF — NAV Return
Average Annual Return, Percent		(0.51%)				2.42%
C000244604 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2033 Corporate Bond ETF — NAV Return
Average Annual Return, Percent		5.22%			8.50%
C000244605 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2031 High Yield Corporate Bond ETF — NAV Return
Average Annual Return, Percent		6.64%			10.31%
C000244606 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2033 Municipal Bond ETF — NAV Return
Average Annual Return, Percent		(1.27%)			3.26%
C000250315 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2034 Corporate Bond ETF — NAV Return
Average Annual Return, Percent		4.93%		7.36%
C000250316 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2032 High Yield Corporate Bond ETF — NAV Return
Average Annual Return, Percent		6.71%		8.92%
C000253524 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2034 Municipal Bond ETF — NAV Return
Average Annual Return, Percent			(2.95%)
C000261115 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2035 Corporate Bond ETF — NAV Return
Average Annual Return, Percent	2.96%
C000261116 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares 2033 High Yield Corporate Bond ETF — NAV Return
Average Annual Return, Percent	2.86%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.24%	3.14%		5.61%	6.06%		3.34%	(0.89%)		(0.68%)	(0.70%)		0.70%		1.86%	1.88%		1.53%	1.42%	1.72%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		15.88%								14.74%											14.60%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		15.84%								14.11%				13.34%			13.66%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		0.08%	(0.55%)		3.41%	2.86%		(0.35%)		0.40%	0.40%	1.01%
MSCI EAFE Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index (Net)
Average Annual Return, Percent		13.87%							7.53%
Bloomberg U S Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate Index
Average Annual Return, Percent	2.52%	3.91%		6.21%	7.40%		5.05%	(0.76%)		(0.01%)	(0.09%)		1.51%		2.89%			2.44%	2.49%	2.96%
Invesco BulletShares USD Corporate Bond 2027 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® USD Corporate Bond 2027 Index
Average Annual Return, Percent		5.00%								1.09%								3.26%
Invesco BulletShares USD Corporate Bond 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® USD Corporate Bond 2025 Index
Average Annual Return, Percent		4.90%								1.50%										3.61%
Invesco BulletShares USD Corporate Bond 2026 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® USD Corporate Bond 2026 Index
Average Annual Return, Percent		4.82%								1.08%									3.01%
Blended Invesco Bloomberg Pricing Power Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended - Invesco Bloomberg Pricing Power Benchmark
Average Annual Return, Percent		9.24%								11.46%											12.07%
Bloomberg U S Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	2.99%	8.26%		9.88%	10.86%		9.21%	3.87%		5.16%	5.23%		5.02%		5.30%			5.00%
Invesco BulletShares USD High Yield Corporate Bond 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® USD High Yield Corporate Bond 2025 Index
Average Annual Return, Percent		6.37%								5.89%								5.41%
Invesco Investment Grade Defensive Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco Investment Grade Defensive Index
Average Annual Return, Percent		5.55%								1.44%						3.14%
iBoxx USD Liquid Investment Grade Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		iBoxx USD Liquid Investment Grade Index
Average Annual Return, Percent		3.41%								(0.52%)						2.95%
Invesco BulletShares USD Corporate Bond 2028 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® USD Corporate Bond 2028 Index
Average Annual Return, Percent		5.50%								1.07%					3.98%
Invesco BulletShares USD High Yield Corporate Bond 2026 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® USD High Yield Corporate Bond 2026 Index
Average Annual Return, Percent		7.62%								5.25%					5.61%
Invesco Strategic US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco Strategic US Index
Average Annual Return, Percent		10.79%								16.15%				13.81%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		16.24%								14.34%				13.82%			14.06%
Invesco BulletShares Municipal Bond 2028 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® Municipal Bond 2028 Index
Average Annual Return, Percent		2.53%								0.67%		1.24%
Invesco BulletShares Municipal Bond 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® Municipal Bond 2025 Index
Average Annual Return, Percent		2.99%								1.17%		1.69%
Invesco BulletShares Municipal Bond 2026 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® Municipal Bond 2026 Index
Average Annual Return, Percent		2.91%								0.89%		1.47%
Invesco BulletShares Municipal Bond 2027 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® Municipal Bond 2027 Index
Average Annual Return, Percent		2.74%								0.80%		1.37%
Russell 1000 Invesco Dynamic Multifactor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Invesco Dynamic Multifactor Index
Average Annual Return, Percent		14.73%								14.89%							13.60%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		8.17%								10.13%							7.63%
Russell 2000 Invesco Dynamic Multifactor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Invesco Dynamic Multifactor Index
Average Annual Return, Percent		12.15%								13.70%							9.27%
Invesco BulletShares USD Corporate Bond 2029 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® USD Corporate Bond 2029 Index
Average Annual Return, Percent		5.56%								0.77%			2.44%
Invesco BulletShares USD High Yield Corporate Bond 2027 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® USD High Yield Corporate Bond 2027 Index
Average Annual Return, Percent		8.23%								4.68%			5.03%
Invesco BulletShares Municipal Bond 2029 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® Municipal Bond 2029 Index
Average Annual Return, Percent		2.12%								0.15%		0.88%
Invesco BulletShares Municipal Bond 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® Municipal Bond 2030 Index
Average Annual Return, Percent		1.75%									(0.21%)
Invesco BulletShares USD High Yield Corporate Bond 2028 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® USD High Yield Corporate Bond 2028 Index
Average Annual Return, Percent		8.79%									4.10%
Invesco BulletShares USD Corporate Bond 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® USD Corporate Bond 2030 Index
Average Annual Return, Percent		5.58%									0.14%
FTSE Developed ex US Invesco Dynamic Multifactor Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Developed ex US Invesco Dynamic Multifactor Index (Net)
Average Annual Return, Percent		8.52%							6.54%
FTSE Developed ex US Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Developed ex US Index (Net)
Average Annual Return, Percent		14.83%							7.26%
Invesco BulletShares USD Corporate Bond 2031 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® USD Corporate Bond 2031 Index
Average Annual Return, Percent		6.19%						(0.39%)
Invesco BulletShares USD High Yield Corporate Bond 2029 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® USD High Yield Corporate Bond 2029 Index
Average Annual Return, Percent		7.92%						2.80%
Invesco BulletShares Municipal Bond 2031 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® Municipal Bond 2031 Index
Average Annual Return, Percent		1.28%						(1.97%)
Invesco BulletShares USD Corporate Bond 2032 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® USD Corporate Bond 2032 Index
Average Annual Return, Percent		5.29%					5.71%
Invesco BulletShares USD High Yield Corporate Bond 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® USD High Yield Corporate Bond 2030 Index
Average Annual Return, Percent		7.53%					9.16%
Invesco BulletShares Municipal Bond 2032 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® Municipal Bond 2032 Index
Average Annual Return, Percent		(0.13%)				2.87%
Invesco BulletShares USD Corporate Bond 2033 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® USD Corporate Bond 2033 Index
Average Annual Return, Percent		5.25%			8.64%
Invesco BulletShares USD High Yield Corporate Bond 2031 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® USD High Yield Corporate Bond 2031 Index
Average Annual Return, Percent		7.25%			11.01%
Invesco BulletShares Municipal Bond 2033 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® Municipal Bond 2033 Index
Average Annual Return, Percent		(0.90%)			3.37%
Invesco BulletShares USD Corporate Bond 2034 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® USD Corporate Bond 2034 Index
Average Annual Return, Percent		5.03%		7.52%
Invesco BulletShares USD High Yield Corporate Bond 2032 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® USD High Yield Corporate Bond 2032 Index
Average Annual Return, Percent		7.22%		9.52%
Invesco BulletShares Municipal Bond 2034 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® Municipal Bond 2034 Index
Average Annual Return, Percent			(2.76%)
Invesco BulletShares USD Corporate Bond 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® USD Corporate Bond 2035 Index
Average Annual Return, Percent	3.00%
Invesco BulletShares USD High Yield Corporate Bond 2033 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Invesco BulletShares® USD High Yield Corporate Bond 2033 Index
Average Annual Return, Percent	2.93%